NON-CURRENT ASSETS AND DISPOSAL GROUP CLASSIFIED AS HELD FOR SALE (Tables)	12 Months Ended
Dec. 31, 2025
Miscellaneous assets [abstract]
Schedule of non-current assets and disposal group classified as held for sale
Non-current assets and disposal group classified as held for sale at December 31, 2025 and December 31, 2024, are detailed below:

	As of December 31, 2025	As of December 31, 2024
	ThUS$	ThUS$
Current assets
Aircraft	10,338	29,063
Engines and rotables	—	75
Total	10,338	29,138

Schedule of fleet classified as non-current assets and disposal group
The detail of the fleet classified as non-current assets and disposal group classified as held for sale is as follows:

Aircraft	Model	As of December 31, 2025	As of December 31, 2024
Boeing 767	300F	1	2
Airbus A319 (*)	100	—	2
Total		1	4
(*) As of December 31, 2024, 6 Airbus A320 aircraft and 26 Airbus A319 aircraft were sold and incorporated into property, plant and equipment, as of December 31, 2025, 2 Airbus A319 aircraft were sold and incorporated into property, plant and equipment, as a result of a sale and lease contract (see Note 16).